Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of our deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Deferred tax assets/(liabilities)
Net operating loss carry-forwards	$61,332,000	$59,051,000
Research and orphan drug credit carry-forwards	3,855,000	3,700,000
Depreciation and amortization	(8,000)	(4,000)
Stock options and other	1,381,000	1,121,000
Intangible assets	(3,155,000)	(3,162,000)
Net deferred tax assets/(liabilities)	63,405,000	60,708,000
Valuation allowance for deferred tax assets	(66,483,000)	(63,786,000)
Net deferred tax assets/(liabilities)	$(3,078,000)	$(3,078,000)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The Company has provided a valuation allowance to offset the deferred tax assets due to the uncertainty of realizing the benefits of the net deferred tax asset.

	December 31,
	2014	2013
Percent of pre-tax income:
U.S. federal statutory income tax rate	34.0%	34.0%
Warrant liability and preferred stock conversion liability	(54.9)%	(24.8)%
Other permanent differences	1.0%	(2.1)%
State taxes, net of federal benefit	3.7%	3.7%
Change in valuation allowance	16.2%	(10.8)%
Effective income tax rate	0.0%	0.0%